Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of right of use assets

	As of				As of
	January 1,				December 31,
	2019		Additions	Disposals	2019

Cost	Ps.	36,909	—	—	36,909

	As of				As of
	January 1,		Depreciation		December 31,
	2019		expense	Disposals	2019

Accumulated depreciation	Ps.	—	(13,098)	—	(13,098)

	As of				As of
	December 31,				January 03,
	2019		Additions	Disposals	2021

Cost	Ps.	36,909	20,531	(17,861)	39,579

	As of				As of
	December 31,		Depreciation		January 03,
	2019		expense	Disposals	2021

Accumulated depreciation	Ps.	(13,098)	(12,734)	11,135	(14,697)

	As of				As of
	January 03,				December 31,
	2021		Additions	Disposals	2021

Cost	Ps.	39,579	1,388	(3,275)	37,692

	As of				As of
	January 03,		Depreciation		December 31,
	2021		expense	Disposals	2021

Accumulated depreciation	Ps.	(14,697)	(6,544)	933	(20,308)

Schedule of total future minimum lease payments

Year	Amount
2022	Ps	6,543
2023		5,980
2024		3,078
2025		2,925
2026		339

	Ps	18,865